October 16, 2025

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE: iShares U.S. Large Cap Premium Income Active ETF (formerly known as iShares Advantage Large Cap Income ETF), a series of BlackRock ETF Trust

Post-Effective Amendment No. 135 to the Registration Statement on Form N-1A

(Securities Act File No. 333-228832, Investment Company Act File No. 811-23402)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock ETF Trust (the “Registrant”), on behalf of its series iShares U.S. Large Cap Premium Income Active ETF (formerly known as iShares Advantage Large Cap Income ETF) (the “Fund”), hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 135 to the Registration Statement on Form N-1A of the Registrant with respect to the Fund; and

(2) the text of Post-Effective Amendment No. 135 to the Registration Statement on Form N-1A of the Registrant with respect to the Fund was filed electronically with the Securities and Exchange Commission on October 16, 2025.

Sincerely,

BlackRock ETF Trust

/s/ Janey Ahn

Janey Ahn Secretary of the Registrant